Segment Information - Reconciliation of Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Total assets	$ 389,428	$ 338,119
Investment in associates	835	930
Deferred tax assets	7,241	3,889
Total liabilities	180,111	103,244
Deferred tax liabilities	4,105	4,408
Operating segments [Member]
Disclosure Of Operating Segments [Line Items]
Total assets	379,179	327,226
Total liabilities	172,507	89,690
Segment Reconciling Items [Member]
Disclosure Of Operating Segments [Line Items]
Corporate and other assets	2,173	6,074
Investment in associates	835	930
Deferred tax assets	7,241	3,889
Corporate liabilities	3,499	9,146
Deferred tax liabilities	$ 4,105	$ 4,408